Retirement Plan (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Retirement Plan [Line Items]
Contributed and expensed			$ 124,166	$ 50,704
Percentage of participants compensation			3.00%
Savings Incentive Match Plan [Member]
Retirement Plan [Line Items]
Contributed and expensed	$ 40,264	$ 4,995	$ 0	$ 2,648